Other Income and Other Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income
Income from investment in CFS Partners	$ 1,783,726	$ 1,220,909
Expenses
Service contracts - administration	876,215	806,996
State deposit tax	1,092,860	1,023,201
ATM fees	$ 776,385	$ 708,946